CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Changes in Invested capital [Roll Forward]
Opening balance	$ 13,035	$ 12,287	$ 13,032	$ 12,281
Issuance of limited partnership units	3	2	6	8
Ending balance	13,038	12,289	13,038	12,289
Weighted Average Invested Capital	$ 13,035	$ 12,287	$ 13,034	$ 12,284